Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2014
Fair value of derivative instruments
Fair value of derivative instruments

	Trading			Hedging			[1]
end of 6M14	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,635.4	4.4	4.8	0.0	0.0	0.0
Swaps	27,385.4	340.9	333.6	51.0	2.6	0.8
Options bought and sold (OTC)	3,705.9	48.8	48.4	0.0	0.0	0.0
Futures	1,287.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	688.8	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,702.7	394.3	386.9	51.0	2.6	0.8
Forwards	1,992.9	12.3	12.7	25.3	0.2	0.0
Swaps	1,409.6	22.9	35.0	0.0	0.0	0.1
Options bought and sold (OTC)	952.6	8.5	9.3	9.8	0.0	0.0
Futures	49.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	14.5	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,419.3	43.8	57.1	35.1	0.2	0.1
Forwards	4.3	0.7	0.1	0.0	0.0	0.0
Swaps	263.4	5.1	7.9	0.0	0.0	0.0
Options bought and sold (OTC)	242.3	10.4	10.0	0.0	0.0	0.0
Futures	56.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	430.3	14.5	15.9	0.0	0.0	0.0
Equity/index-related products	997.2	30.7	33.9	0.0	0.0	0.0
Credit derivatives [2]	1,356.4	25.7	26.3	0.0	0.0	0.0
Forwards	20.2	0.6	0.4	0.0	0.0	0.0
Swaps	48.1	2.7	2.0	0.0	0.0	0.0
Options bought and sold (OTC)	34.0	0.9	0.8	0.0	0.0	0.0
Futures	30.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	51.8	0.6	0.7	0.0	0.0	0.0
Other products [3]	184.8	4.8	3.9	0.0	0.0	0.0
Total derivative instruments	51,660.4	499.3	508.1	86.1	2.8	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 51,746.5 billion, CHF 502.1 billion and CHF 509.0 billion, respectively, as of June 30, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading			Hedging			[1]
end of 2013	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,366.2	2.5	2.6	0.0	0.0	0.0
Swaps	30,593.2	399.7	393.7	63.7	2.7	0.6
Options bought and sold (OTC)	3,889.5	44.3	44.9	0.0	0.0	0.0
Futures	830.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	705.9	0.3	0.2	0.0	0.0	0.0
Interest rate products	45,385.6	446.8	441.4	63.7	2.7	0.6
Forwards	2,098.6	21.6	21.5	30.5	0.3	0.1
Swaps	1,382.2	28.8	39.2	0.0	0.0	0.0
Options bought and sold (OTC)	815.6	10.7	11.6	9.4	0.0	0.0
Futures	48.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.5	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,350.7	61.2	72.5	39.9	0.3	0.1
Forwards	4.0	0.7	0.1	0.0	0.0	0.0
Swaps	236.1	5.4	8.0	0.0	0.0	0.0
Options bought and sold (OTC)	225.7	12.4	12.1	0.0	0.0	0.0
Futures	50.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	416.2	17.0	17.2	0.0	0.0	0.0
Equity/index-related products	932.6	35.5	37.4	0.0	0.0	0.0
Credit derivatives [3]	1,483.3	26.8	27.2	0.0	0.0	0.0
Forwards	19.2	0.7	1.1	0.0	0.0	0.0
Swaps	45.5	2.9	2.5	0.0	0.0	0.0
Options bought and sold (OTC)	35.1	1.1	1.0	0.0	0.0	0.0
Futures	31.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	48.9	0.7	0.9	0.0	0.0	0.0
Other products [4]	179.8	5.4	5.5	0.0	0.0	0.0
Total derivative instruments	52,332.0	575.7	584.0	103.6	3.0	0.7
The notional amount, PRV and NRV (trading and hedging) was CHF 52,435.6 billion, CHF 578.7 billion and CHF 584.7 billion, respectively, as of December 31, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period amounts have been corrected to reclassify the notional amounts from other products to foreign exchange products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges

in	6M14	6M13
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(254)	274
Foreign exchange products	2	(8)
Total	(252)	266
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	253	(274)
Foreign exchange products	(2)	8
Total	251	(266)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(1)	0
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges

in	6M14	6M13
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	27	(20)
Foreign exchange products	1	0
Total	28	(20)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	9	0
Foreign exchange products [2]	0	0
Total	9	0
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [1]	(1)	0
1 Included in trading revenues.
2 Included in other revenues.

Net investment hedges	Net investment hedges
in	6M14	6M13
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	220	(291)
Total	220	(291)

Credit protection sold/purchased
Credit protection sold/purchased

	6M14						2013
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(285.0)	271.4		(13.6)	34.8	5.9	(305.9)		287.9		(18.0)	37.7		5.2
Non-investment grade	(102.2)	98.5		(3.7)	14.8	3.2	(108.7)		104.9		(3.8)	10.5		2.5
Total single-name instruments	(387.2)	369.9		(17.3)	49.6	9.1	(414.6)	[3]	392.8	[3]	(21.8)	48.2	[3]	7.7	[3]
of which sovereign	(77.7)	75.2		(2.5)	8.3	0.3	(88.1)		85.0		(3.1)	8.9		(0.4)
of which non-sovereign	(309.5)	294.7		(14.8)	41.3	8.8	(326.5)		307.8		(18.7)	39.3		8.1
Multi-name instruments (CHF billion)
Investment grade [2]	(182.6)	178.4		(4.2)	42.8	2.9	(219.1)		212.1		(7.0)	47.3		3.3
Non-investment grade	(62.5)	54.9	[4]	(7.6)	11.3	0.8	(65.0)		59.0	[4]	(6.0)	13.5		1.5
Total multi-name instruments	(245.1)	233.3		(11.8)	54.1	3.7	(284.1)	[3]	271.1	[3]	(13.0)	60.8	[3]	4.8	[3]
of which sovereign	(6.0)	11.4		5.4	1.1	0.2	(10.8)		10.9		0.1	1.1		0.0
of which non-sovereign	(239.1)	221.9		(17.2)	53.0	3.5	(273.3)		260.2		(13.1)	59.7		4.8
Total instruments (CHF billion)
Investment grade [2]	(467.6)	449.8		(17.8)	77.6	8.8	(525.0)		500.0		(25.0)	85.0		8.5
Non-investment grade	(164.7)	153.4		(11.3)	26.1	4.0	(173.7)		163.9		(9.8)	24.0		4.0
Total instruments	(632.3)	603.2		(29.1)	103.7	12.8	(698.7)		663.9		(34.8)	109.0		12.5
of which sovereign	(83.7)	86.6		2.9	9.4	0.5	(98.9)		95.9		(3.0)	10.0		(0.4)
of which non-sovereign	(548.6)	516.6		(32.0)	94.3	12.3	(599.8)		568.0		(31.8)	99.0		12.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk

	6M14				2013
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.9	0.9	0.2	13.0	11.7	1.1	0.1	12.9
Collateral posted	11.0	0.9	–	11.9	10.6	1.2	–	11.8
Additional collateral required in a one-notch downgrade event	0.6	0.6	0.0	1.2	0.6	0.8	0.0	1.4
Additional collateral required in a two-notch downgrade event	2.0	0.8	0.1	2.9	2.3	1.1	0.0	3.4
1 Additional collateral required in a two-notch downgrade event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives

end of	6M14	2013
Credit derivatives (CHF billion)
Credit protection sold	632.3	698.7
Credit protection purchased	603.2	663.9
Other protection purchased	103.7	109.0
Other instruments [1]	17.2	11.7
Total credit derivatives	1,356.4	1,483.3
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M14 (CHF billion)
Single-name instruments	82.7	258.2	46.3	387.2
Multi-name instruments	31.5	153.6	60.0	245.1
Total instruments	114.2	411.8	106.3	632.3
2013 (CHF billion)
Single-name instruments	91.2	281.4	42.0	414.6
Multi-name instruments	19.2	208.2	56.7	284.1
Total instruments	110.4	489.6	98.7	698.7